Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities, class
Disclosure of fair value measurement of liabilities [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 72	€ (179)
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	732	330
Realised gain/loss recognised in the statement of profit or loss during the period	72	179
Additions	142	153
Redemptions	(156)	(51)
Maturity/settlement	(30)	(360)
Transfers into Level 3	72	710
Transfers out of Level 3	(102)	(226)
Exchange rate differences	0	(3)
Closing balance	729	732
Level 3 | Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	229	160
Realised gain/loss recognised in the statement of profit or loss during the period	224	131
Additions	53	124
Redemptions	(102)	(38)
Maturity/settlement	(13)	(282)
Transfers into Level 3	40	254
Transfers out of Level 3	(49)	(117)
Exchange rate differences	0	(3)
Closing balance	382	229
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	449	35
Realised gain/loss recognised in the statement of profit or loss during the period	(151)	59
Additions	72	16
Redemptions	(53)	0
Maturity/settlement	(16)	(7)
Transfers into Level 3	0	368
Transfers out of Level 3	0	(21)
Exchange rate differences	0	0
Closing balance	301	449
Level 3 | Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	54	135
Realised gain/loss recognised in the statement of profit or loss during the period	(2)	(10)
Additions	18	13
Redemptions	(2)	(13)
Maturity/settlement	(1)	(71)
Transfers into Level 3	32	88
Transfers out of Level 3	(54)	(88)
Exchange rate differences	0	0
Closing balance	€ 47	€ 54